Document and Entity Information	Dec. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2021
Entity Registrant Name	SmartStop Self Storage REIT, Inc.
Entity Central Index Key	0001585389
Entity Emerging Growth Company	false
Entity File Number	000-55617
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-1722812
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	877
Local Phone Number	327-3485
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false